General and Administrative Expenses	6 Months Ended
Jun. 30, 2021
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Employee costs	6,275	4,417	11,709	9,199
Share-based compensation	1,613	2,461	2,866	3,099
Other expenses	3,266	6,620	6,200	12,942
Total	11,154	13,498	20,775	25,240

Other expenses include legal and professional costs relating to the Transaction of $3,084 and $6,801 for the three and six months ended June 30, 2021, respectively (nil for the three and six months ended June 30, 2020).

GasLog had granted to executives, managers and certain employees of the Group, Restricted Stock Units (“RSUs”), Stock Appreciation Rights or Stock Options (collectively, the “SARs”) and Performance Stock Units (“PSUs”) in accordance with its 2013 Omnibus Incentive Compensation Plan (the “Plan”). The terms of the Plan and the assumptions for the valuation of the RSUs, the SARs and the PSUs have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2020. Refer to Note 22 “Share-Based Compensation”.

Following the consummation of the Transaction, the previously unvested RSUs and PSUs vested; the PSUs vested assuming 100% achievement of performance conditions. In addition, all SARs have been cancelled and replaced by cash consideration. For the three and six months ended June 30, 2021, the accelerated amortization for the stock plan termination amounted to $1,949 (nil for the three and six months ended June 30, 2020).